Stock-based compensation - Black-Scholes Model Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected volatility (%)		61.20%
Risk-free interest rate (%)	2.40%	1.40%
Expected life of stock options (years)		4 years
Share price at grant (US$) (in dollars per share)	$ 22.79	$ 17.39
Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected volatility (%)	7060.00%
Expected life of stock options (years)	3 years
Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected volatility (%)	7250.00%
Expected life of stock options (years)	4 years 6 months